UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954)527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/13

Item 1. Schedule of Investments.

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2013 (unaudited)

	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 93.1%
Australia 0.1%
Emeco Holdings Ltd.	Trading Companies & Distributors	7,972,007	$1,452,500
Austria 1.0%
Wienerberger AG	Building Products	715,438	11,953,767
Bahamas 1.2%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	251,640	14,887,022
Belgium 1.1%
Barco NV	Electronic Equipment, Instruments
	& Components	171,940	13,060,859
Brazil 1.2%
Companhia de Saneamento de Minas Gerais	Water Utilities	505,400	8,267,546
Diagnosticos da America SA	Health Care Providers & Services	1,343,300	7,004,621
			15,272,167
Canada 5.9%
[a]ATS Automation Tooling Systems Inc.	Machinery	621,180	7,636,740
Canaccord Genuity Group Inc.	Capital Markets	1,696,800	9,718,836
Dorel Industries Inc., B	Household Durables	171,300	6,003,165
Ensign Energy Services Inc.	Energy Equipment & Services	281,400	4,302,517
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	503,300	16,594,913
HudBay Minerals Inc.	Metals & Mining	2,055,650	14,814,623
Mullen Group Ltd.	Energy Equipment & Services	304,600	8,008,842
Trican Well Service Ltd.	Energy Equipment & Services	488,300	5,796,119
			72,875,755
Cayman Islands 0.3%
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,616,987	3,925,328
China 1.1%
[b]Daphne International Holdings Ltd.	Textiles, Apparel & Luxury Goods	6,022,000	2,773,057
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	4,000,100	4,669,488
Prince Frog International Holdings Ltd.	Personal Products	2,055,400	1,020,721
Yingde Gases	Chemicals	5,269,000	5,647,796
			14,111,062
Finland 2.6%
Amer Sports OYJ	Leisure Equipment & Products	1,089,557	21,371,983
Huhtamaki OYJ	Containers & Packaging	433,970	10,858,679
			32,230,662
France 0.9%
Ipsos	Media	258,820	10,790,023
Germany 2.5%
Gerresheimer AG	Life Sciences Tools & Services	186,540	12,584,909
Jenoptik AG	Electronic Equipment, Instruments
	& Components	547,849	9,045,727
[a]Kloeckner & Co. SE	Trading Companies & Distributors	650,140	9,078,784
			30,709,420
Greece 0.6%
JUMBO SA	Specialty Retail	486,140	7,567,870
Hong Kong 2.6%
Dah Sing Financial Group	Commercial Banks	1,411,600	8,275,521
Luk Fook Holdings (International) Ltd.	Specialty Retail	1,500	5,534
Techtronic Industries Co. Ltd.	Household Durables	6,681,000	17,881,724

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

Value Partners Group Ltd.	Capital Markets	8,297,600	5,501,302
			31,664,081
India 0.4%
Jain Irrigation Systems Ltd.	Machinery	4,457,250	5,071,632

Italy 2.2%
Amplifon SpA	Health Care Providers & Services	770,780	4,135,759
Azimut Holding SpA	Capital Markets	464,930	11,892,292
Marr SpA	Food & Staples Retailing	310,612	4,995,714
[a]Sorin SpA	Health Care Equipment & Supplies	2,154,101	6,103,909
			27,127,674
Japan 8.5%
Asahi Co. Ltd.	Specialty Retail	288,000	4,647,928
Asics Corp.	Textiles, Apparel & Luxury Goods	923,400	15,245,003
Capcom Co. Ltd.	Software	307,800	5,950,149
Descente Ltd.	Textiles, Apparel & Luxury Goods	460,000	3,256,041
en-japan Inc.	Professional Services	1,600	33,023
Keihin Corp.	Auto Components	409,900	6,791,313
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	324,110	17,688,796
MEITEC Corp.	Professional Services	452,700	12,751,179
Nissin Kogyo Co. Ltd.	Auto Components	248,670	4,974,614
Seria Co. Ltd.	Multiline Retail	223,000	8,610,837
Shinko Plantech Co. Ltd.	Energy Equipment & Services	866,000	6,501,870
Square Enix Holdings Co. Ltd.	Software	619,600	10,610,480
Tokai Rika Co. Ltd.	Auto Components	166,300	3,372,273
Unipres Corp.	Auto Components	265,300	4,662,338
			105,095,844
Netherlands 3.1%
Aalberts Industries NV	Machinery	604,221	18,422,268
Accell Group NV	Leisure Equipment & Products	148,518	2,639,857
Arcadis NV	Construction & Engineering	282,970	9,648,100
USG People NV	Professional Services	530,646	7,058,363
			37,768,588
South Korea 5.1%
BS Financial Group Inc.	Commercial Banks	1,306,050	20,117,571
Daum Communication Corp.	Internet Software & Services	72,991	5,856,055
DGB Financial Group Inc.	Commercial Banks	855,240	13,739,314
KIWOOM Securities Co. Ltd.	Capital Markets	57,068	2,949,906
Sindoh Co. Ltd.	Office Electronics	143,648	8,823,504
Youngone Corp.	Textiles, Apparel & Luxury Goods	312,788	11,527,704
			63,014,054
Spain 2.4%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	27,137	14,732,258
Melia Hotels International SA	Hotels, Restaurants & Leisure	575,173	6,945,890
Tecnicas Reunidas SA	Energy Equipment & Services	151,737	8,226,231
			29,904,379
Sweden 0.6%
[a,c]D Carnegie & Co. AB	Capital Markets	2,352,546	—
Oriflame Cosmetics SA, SDR	Personal Products	240,230	7,494,024
			7,494,024
Switzerland 3.6%
[b]Logitech International SA	Computers & Peripherals	1,110,610	12,727,590
Panalpina Welttransport Holding AG	Air Freight & Logistics	128,110	21,123,244
Vontobel Holding AG	Capital Markets	272,678	10,059,644
			43,910,478
Taiwan 1.9%
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	1,707,311	12,024,941
[a]Ta Chong Bank Ltd.	Commercial Banks	21,954,166	7,935,330

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	2,292,000	3,948,654
			23,908,925
Thailand 0.5%
Hana Microelectronics PCL, fgn.	Electronic Equipment, Instruments
	& Components	8,936,200	6,105,219

Turkey 0.3%
Aygaz AS	Gas Utilities	998,548	4,271,440

United Kingdom 5.8%
[a]African Minerals Ltd.	Metals & Mining	2,011,040	6,586,738
Bellway PLC	Household Durables	298,390	7,035,193
Bodycote PLC	Machinery	588,276	5,797,160
Bovis Homes Group PLC	Household Durables	526,460	6,697,034
Greggs PLC	Food & Staples Retailing	1,100,580	7,965,481
[a]Just Retirement Group PLC	Insurance	1,490,137	4,880,630
Laird PLC	Electronic Equipment, Instruments
	& Components	3,246,900	13,879,331
[a]Persimmon PLC	Household Durables	339,567	6,437,037
UBM PLC	Media	455,240	5,055,770
[a]Vectura Group PLC	Pharmaceuticals	3,601,640	6,781,833
			71,116,207
United States 37.6%
AllianceBernstein Holding LP	Capital Markets	1,105,374	24,528,249
Arkansas Best Corp.	Road & Rail	877,150	28,542,461
[a]Brocade Communications Systems Inc.	Communications Equipment	2,033,080	17,870,773
Columbia Sportswear Co.	Textiles, Apparel & Luxury Goods	308,080	21,377,671
[a]Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	93,150	7,697,916
The Finish Line Inc., A	Specialty Retail	129,270	3,414,021
FirstMerit Corp.	Commercial Banks	804,200	18,464,432
[a,b]Glu Mobile Inc.	Software	2,296,440	8,450,899
[a]Green Dot Corp.	Consumer Finance	619,220	15,016,085
GulfMark Offshore Inc., A	Energy Equipment & Services	247,740	12,228,447
[d]Heidrick & Struggles International Inc.	Professional Services	1,007,580	18,378,259
[a]Hibbett Sports Inc.	Specialty Retail	388,970	25,115,793
Hillenbrand Inc.	Diversified Consumer Services	547,350	15,380,535
Hyster-Yale Materials Handling Inc.	Machinery	189,400	15,788,384
[a]Investment Technology Group Inc.	Capital Markets	870,170	17,046,630
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	358,900	17,984,479
iShares Russell 2000 ETF	Diversified Financial Services	163,400	18,547,534
[b,d]JAKKS Pacific Inc.	Leisure Equipment & Products	1,553,200	10,033,672
Janus Capital Group Inc.	Capital Markets	1,640,250	17,845,920
[a,b]LeapFrog Enterprises Inc.	Leisure Equipment & Products	2,663,380	22,931,702
[a]Navistar International Corp.	Machinery	173,590	6,976,582
Simpson Manufacturing Co. Inc.	Building Products	584,770	21,227,151
Spartan Stores Inc.	Food & Staples Retailing	1,012,270	23,484,664
[a]Stillwater Mining Co.	Metals & Mining	749,200	8,413,516
[a]Swift Energy Co.	Oil, Gas & Consumable Fuels	1,140,610	15,181,519
[a]Tutor Perini Corp.	Construction & Engineering	783,870	19,196,976
[a]Unit Corp.	Energy Equipment & Services	178,760	8,609,082
[a]VASCO Data Security International Inc.	Software	911,310	7,017,087
[a,d]West Marine Inc.	Specialty Retail	1,235,180	16,724,337
			463,474,776
Total Common Stocks and Other Equity Interests (Cost $868,336,213)			1,148,763,756
Preferred Stocks (Cost $7,174,416) 0.6%
Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	56,200	6,931,861

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $875,510,629)		1,155,695,617
Short Term Investments (Cost $46,788,849) 3.8%
Investments from Cash Collateral Received for Loaned Securities
Money Market Funds 3.8%
United States 3.8%
[e]BNY Mellon Overnight Government Fund, 0.061%	46,788,849	46,788,849
Total Investments (Cost $922,299,478) 97.5%		1,202,484,466
Other Assets, less Liabilities 2.5%		31,211,925
Net Assets 100.0%		$1,233,696,391

aNon-income producing.
bA portion or all of the security is on loan at November 30, 2013.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSee Note 4 regarding holdings of 5% voting securities.
eThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund
SDR - Swedish Depositary Receipt

Templeton Global Smaller Companies Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the

Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$930,054,591

Unrealized appreciation	$337,138,036
Unrealized depreciation	(64,708,161)
Net unrealized appreciation (depreciation)	$272,429,875

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended November 30, 2013, were as shown below.

	Number of Shares			Number of Shares	Value at		Realized
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Heidrick & Struggles International Inc.	990,670	16,910	-	1,007,580	$18,378,259	$130,985	$-
JAKKS Pacific Inc.	1,527,120	26,080	-	1,553,200	10,033,672	-	-
West Marine Inc.	1,235,180	-	-	1,235,180	16,724,337	-	-
Total Affiliated Securities (Value is 3.66% of Net Assets)					$45,136,268	$130,985	$-

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement

A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,155,695,617	$-	$-	[c] $	1,155,695,617
Short Term Investments	-	46,788,849	-		46,788,849
Total Investments in Securities	$1,155,695,617	$46,788,849	$-	[c] $	1,202,484,466

aIncludes common, preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at November 30, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2014